Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Property	Disposals and closures	Legal and other	Total

At 1 January 2022	15	2	30	47

Exchange differences	–	–	4	4

Provisions made during the year	9	–	78	87

Provisions reversed during the year	(1)	–	(6)	(7)

Provisions used during the year	(1)	–	(30)	(31)

Disposal of subsidiary	–	–	(1)	(1)

At 31 December 2022	22	2	75	99

Summary of Analysis of Provisions
Analysis of provisions:

				2022

All figures in £ millions	Property	Disposals and closures	Legal and other	Total

Current	9	2	74	85

Non-current	13	–	1	14

	22	2	75	99

				2021

Current	11	2	27	40

Non-current	4	–	3	7

	15	2	30	47